Other information (Tables)	12 Months Ended
Dec. 31, 2020
Supplemental Cash Flow Elements [Abstract]
Schedule of net change in non-cash working capital

Year ended December 31,	2020	2019
Cash paid during the year for:
Interest	$18,526	$20,039
Cash received during the year for:
Interest	151	72
Non-cash transactions:
Addition of property, plant and equipment by means of finance leases	27,882	28,107
Decrease to property, plant and equipment upon investment contribution to affiliates and joint ventures	(980)	—
Increase in assets held for sale, offset by property, plant and equipment	7,127	4,230
Non-cash working capital exclusions:
Net decrease in accounts receivable relating to other adjustments to investments in affiliates and joint ventures	(911)	—
Net decrease in accrued liabilities related to conversion of bonus compensation to deferred stock units	294	428
Net decrease in other accrued liabilities	—	582
Net increase in accrued liabilities related to the current portion of deferred stock units liability	(1,727)	—
Net increase in accrued liabilities related to dividend payable	(137)	(530)
Net decrease in long-term portion of payroll liabilities	—	536
Non-cash working capital transactions related to the reorganization of investments in affiliates and joint ventures:
Decrease in accounts receivable	—	(10,260)
Decrease in contract assets	—	(1,832)
Decrease in inventory	—	(4,321)
Decrease in prepaid expenses	—	(341)
Decrease in contract costs	—	(349)
Decrease in accounts payable	—	3,859
Decrease in accrued liabilities	—	1,615
Decrease in contract liabilities	—	152

Schedule of non-cash transactions
The table below represents the cash (used in) provided by non-cash working capital:

Year ended December 31,	2020	2019
Operating activities:
Accounts receivable	$29,462	$5,393
Contract assets	12,159	(10,352)
Inventories	2,475	(12,579)
Contract costs	(953)	943
Prepaid expenses and deposits	(593)	(663)
Accounts payable	(46,832)	28,600
Accrued liabilities	(19)	1,034
Contract liabilities	1,489	(3,857)
	$(2,812)	$8,519